Fixed asset investments (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of joint ventures [line items]
Balance at the beginning	$ 32,301
Balance at the end	33,685	$ 32,301
Cost
Disclosure of joint ventures [line items]
Balance at the beginning	32,301
Additions		32,301
Foreign exchange on translation	1,384
Balance at the end	$ 33,685	$ 32,301